UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: August 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

AUGUST 31, 2007

Legg Mason Partners California Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners California Municipals Fund

Semi-Annual Report • August 31, 2007

What’s

Inside

Fund Objective

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.*

*	Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended August 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected.

Abrupt tightening in the credit markets and economic strains late in the fiscal year prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter of 2007. This was due, in part, to inflationary fears, a

Legg Mason Partners California Municipals Fund         I

solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended August 31, 2007, two-year Treasury yields moved from 4.65% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.56% to 4.54%.

The municipal bond market lagged its taxable bond counterparts over the six months ended August 31, 2007. During that time, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned -0.57% and 1.54%, respectively. While there were no significant credit issues impacting the municipal market, it weakened late in the reporting period as investors flocked to higher quality Treasury securities.

II         Legg Mason Partners California Municipals Fund

Performance Review

For the six months ended August 31, 2007, Class A shares of the Legg Mason Partners California Municipals Fund, excluding sales charges, returned 0.25%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned -0.57% for the same period. The Lipper California Municipal Debt Funds Category Average1 returned -2.00% over the same time frame.

Certain investors will be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2007 (excluding sales charges) (unaudited)

6 Months

California Municipals Fund — Class A Shares	0.25%

Lehman Brothers Municipal Bond Index	-0.57%

Lipper California Municipal Debt Funds Category Average	-2.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned -0.08% and Class C shares returned -0.03% over the six months ended August 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance of Class I shares is not shown because Class I only recently commenced operations.

The 30-Day SEC Yields for the period ending August 31, 2007 for Class A, B, C and I shares were 3.99%, 3.64%, 3.61% and 4.30%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 3.98%, 3.62%, 3.61% and 4.21%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated June 28, 2007, the gross total operating expenses for Class A, B, C and I shares were 0.68%, 1.19%, 1.23% and 4.12%. As a result of a contractual expense limitation, the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.68% for Class A, 1.21% for Class B and 0.55% for Class I until July 1, 2008.
[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 118 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners California Municipals Fund         III

Special Shareholder Notice

Effective November 1, 2007, the Fund’s benchmark will change from the Lehman Brothers Municipal Bond Index to the Lehman Brothers California Municipal Bond Indexvi.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2007

IV         Legg Mason Partners California Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of at least one year.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Lehman Brothers California Municipal Bond Index is a market value weighted index of California investment grade fixed-rate municipal bonds with maturities of one year or more.

Legg Mason Partners California Municipals Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	0.25%	$1,000.00	$1,002.50	0.68%	$3.42

Class B	-0.08	1,000.00	999.20	1.21	6.08

Class C	-0.03	1,000.00	999.70	1.24	6.23

Class I(4)	0.23	1,000.00	1,002.30	0.55	2.71

(1)	For the six months ended August 31, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

(4)	For the period March 2, 2007 (inception date) to August 31, 2007.

2         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.72	0.68%	$3.46

Class B	5.00	1,000.00	1,019.05	1.21	6.14

Class C	5.00	1,000.00	1,018.90	1.24	6.29

Class I(3)	5.00	1,000.00	1,021.89	0.55	2.73

(1)	For the six months ended August 31, 2007, unless otherwise noted.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

(3)	For the period March 2, 2007 (inception date) to August 31, 2007.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         3

Schedule of Investments (August 31, 2007) (unaudited)

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Face Amount	Security	Value

MUNICIPAL BONDS — 99.0%
Education — 5.7%
	California EFA Revenue:
$2,980,000	Claremont University Center, Series B, 5.000% due 3/1/24	$3,032,984
2,280,000	College & University Financing Program, 5.000% due 2/1/26	2,165,909
1,000,000	Scripps College, 5.250% due 8/1/26	1,020,440
2,225,000	Series A, 5.500% due 7/1/15	2,242,711
15,000,000	Stanford University, Series Q, 5.250% due 12/1/32	15,577,950
3,095,000	California State Public Works Board, Lease Revenue,
	California State University, Series G, 5.000% due 11/1/31	3,085,313
5,000,000	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, MBIA-Insured, 5.500% due 9/1/33	5,259,900
1,000,000	Fullerton University Foundation, Auxiliary Organization Revenue, Series A, MBIA-Insured, 5.750% due 7/1/30	1,060,100
5,000,000	Fullerton, CA, Joint Union High School District, COP, MBIA-Insured, 5.000% due 9/1/36	5,046,950
5,000,000	Santa Ana, CA, USD, COP, Refunding, MBIA-Insured, 5.250% due 4/1/37	5,178,650

	Total Education	43,670,907

Escrowed to Maturity — 19.0%
	California Health Facilities Financing Authority Revenue, Kaiser Permanente:
3,500,000	Series A, FSA-Insured, 5.000% due 6/1/18 (a)	3,604,965
1,750,000	Series B, 5.250% due 10/1/14 (a)	1,795,028
	California Statewide Communities Development Authority, COP:
19,000,000	Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (a)	19,835,810
4,515,000	UniHealth Foundation, Series A, AMBAC-Insured, 5.500% due 10/1/07 (a)	4,521,231
270,000	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (a)(b)	337,443
4,125,000	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, FSA-Insured, 6.250% due 8/1/11 (a)(b)	4,302,251
90,000	Martinez, CA, Home Mortgage Revenue, UGRIC-Insured, 10.750% due 2/1/16 (a)	115,601
2,670,000	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, MBIA-Insured, 5.800% due 8/1/23 (a)	2,941,539
3,325,000	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 8.300% due 6/1/13 (a)(b)	4,074,322
6,000,000	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, Series A, MBIA-Insured, zero coupon bond to yield 6.149% due 10/1/16 (a)	4,148,160
2,000,000	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, MBIA-Insured, 6.368% due 7/1/22 (a)	2,300,600
	Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	8.300% due 11/1/12 (a)(b)	3,138,603
1,000,000	Series A, 7.800% due 5/1/21 (a)(b)	1,331,420
1,500,000	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (a)(b)	1,927,995

See Notes to Financial Statements.

4         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Escrowed to Maturity — 19.0% (continued)
$2,000,000	San Bernardino County, CA, COP, Capital Facilities Project, Series B, 6.875% due 8/1/24 (a)	$2,500,960
100,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13 (a)	112,749
	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
5,000,000	Zero coupon bond to yield 7.698% due 1/1/14 (a)	3,909,400
60,000,000	Zero coupon bond to yield 7.748% due 1/1/16 (a)	42,007,200
17,500,000	Zero coupon bond to yield 7.748% due 1/1/17 (a)	11,568,200
25,000,000	Zero coupon bond to yield 7.748% due 1/1/18 (a)	15,776,500
20,000,000	Zero coupon bond to yield 7.748% due 1/1/19 (a)	11,977,400
4,310,000	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19 (a)	2,583,974
380,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (a)	426,926
1,250,000	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23 (a)	1,313,688

	Total Escrowed to Maturity	146,551,965

Finance — 3.7%
200,000	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12	200,178
5,550,000	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	5,676,929
2,800,000	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due 9/1/18	2,873,276
2,875,000	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration & Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24	3,421,049
2,000,000	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, Series A, MBIA-Insured, 7.000% due 9/1/10 (c)	2,186,900
	Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC-Insured:
2,000,000	5.125% due 9/1/30	2,059,740
1,900,000	5.250% due 9/1/34	1,971,934
10,000,000	Virgin Islands Public Finance Authority Revenue, Series A, Senior Lien, 5.500% due 10/1/18	10,178,500

	Total Finance	28,568,506

General Obligation — 7.0%
2,000,000	Adelanto, CA, School District, Capital Appreciation, Series B, FGIC-Insured, zero coupon bond to yield 6.699% due 9/1/18	1,121,240
350,000	Anaheim, CA, School District, GO, Refunding, FGIC-Insured, 5.000% due 8/1/23	363,170
	California State, GO:
10,000,000	Various Purpose Bonds, 5.000% due 6/1/37	10,022,200
	Veterans Bonds:
1,000,000	Series AT, 9.500% due 2/1/10	1,127,830
15,405,000	Series CC, 4.600% due 12/1/40	13,993,594

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         5

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

General Obligation — 7.0% (continued)
$3,000,000	Placentia-Yorba Linda, CA, GO, USD, Series B, FGIC-Insured, 5.500% due 8/1/27	$3,194,550
1,000,000	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,094,630
	Santa Margarita-Dana Point, CA, Authority Revenue:
20,000,000	Series A, AMBAC-Insured, 5.125% due 8/1/18	20,417,400
1,500,000	Water Improvement Districts 3, 3A, 4, & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14 (c)	1,805,595
500,000	Ventura, CA, Community College District, GO, Series A, MBIA-Insured, 5.500% due 8/1/23	535,360

	Total General Obligation	53,675,569

Government Facilities — 0.7%
	Riverside County, CA, COP, Historic Courthouse Project, Series A:
2,320,000	5.000% due 11/1/23	2,346,796
2,705,000	5.000% due 11/1/28	2,694,315

	Total Government Facilities	5,041,111

Hospitals — 0.8%
	California Health Facilities Financing Authority Revenue:
2,500,000	Marshall Hospital, Series A, California Mortgage Insurance-Insured, 5.250% due 11/1/18	2,546,050
	Sutter Health, Series A, FSA-Insured:
510,000	5.125% due 8/15/17	520,654
520,000	5.250% due 8/15/27	530,858
1,870,000	Unrefunded Balance, Sutter Health, Series A, MBIA-Insured, 5.000% due 8/15/19	1,916,095
1,000,000	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured, 5.125% due 6/1/17	1,020,880

	Total Hospitals	6,534,537

Housing: Multi-Family — 0.2%
1,000,000	California Housing Finance Agency Revenue, MFH III, Series A, MBIA-Insured, 5.850% due 8/1/17 (b)	1,009,720
660,000	San Francisco, CA, City & County Redevelopment Agency Multi-Family Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (b)	668,303

	Total Housing: Multi-Family	1,678,023

Housing: Single-Family — 2.5%
	California Housing Finance Agency Revenue:
	Home Mortgage:
	Capital Appreciation:
210,000	Series 1983-B, FHA-Insured, zero coupon bond to yield 10.749% due 8/1/15	95,586
225,000	Series 1984-B, zero coupon bond to yield 11.165% due 8/1/16	82,982
10,000	MGIC-Insured, 10.250% due 2/1/14	10,241
8,000,000	Series M, 4.700% due 8/1/36 (b)	7,187,840
105,000	Single Family Mortgage Purpose Program, Series A-2, Class III, 4.800% due 8/1/12 (b)	105,502

See Notes to Financial Statements.

6         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Housing: Single-Family — 2.5% (continued)
$900,000	California Housing Finance Agency Single-Family Mortgage Purchase, Series B-3, Class II, Remarketed 3/31/98, MBIA-Insured, 5.375% due 8/1/21 (b)	$903,879
240,000	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (b)	240,533
10,000,000	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	10,362,000

	Total Housing: Single-Family	18,988,563

Miscellaneous — 5.7%
2,000,000	Anaheim, CA, COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23	2,043,480
	California Infrastructure & Economic Development Bank Revenue, Salvation Army Western, AMBAC-Insured:
2,120,000	5.000% due 9/1/27	2,181,840
3,065,000	5.000% due 9/1/28	3,136,292
2,500,000	California State Public Works Board, Lease Revenue, Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,546,800
3,250,000	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, Series A, FSA-Insured, 5.500% due 9/1/14	3,341,422
	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, AMBAC-Insured:
1,600,000	5.000% due 2/1/31	1,632,416
3,000,000	5.000% due 2/1/36	3,049,410
250,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, Series A, 6.000% due 12/1/14	269,205
	San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC-Insured:
14,000,000	5.250% due 10/1/26	14,431,900
5,000,000	5.250% due 10/1/33	5,154,250
3,205,000	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, Series A, MBIA-Insured, 5.375% due 8/1/30	3,322,848
2,795,000	Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,879,577

	Total Miscellaneous	43,989,440

Pollution Control — 0.2%
1,500,000	California PCFA Revenue, San Diego Gas & Electric Co., Series A, 6.800% due 6/1/15 (b)	1,702,245

Pre-Refunded — 28.1%
10,000,000	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital Improvements Projects, Series A, Call 6/1/08 @ 101, 5.250% due 6/1/28 (d)	10,222,000
	California EFA Revenue:
1,775,000	Pepperdine University, Series A, Call 11/1/09 @ 101, 5.000% due 11/1/18 (d)	1,842,823
3,900,000	Series A, Call 7/1/08 @ 101, 5.500% due 7/1/15 (d)	3,996,525

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         7

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pre-Refunded — 28.1% (continued)
	California Health Facilities Financing Authority Revenue:
$705,000	Casa De Las Campanas, Series A, California Mortgage Insurance-Insured, Call 8/1/08 @ 100, 5.500% due 8/1/12 (d)	$716,992
12,000,000	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.125% due 12/1/30 (d)	12,745,440
5,145,000	University of California at San Francisco-Stanford Health Care, Series A, FSA-Insured, Call 11/15/08 @ 101, 5.000% due 11/15/18 (d)	5,282,371
2,050,000	Unrefunded Balance, Catholic-2005-A, MBIA-Insured, Call 11/8/07 @ 102, 5.125% due 7/1/24 (d)	2,092,763
	California Infrastructure & Economic Development Bank Revenue:
15,000,000	Bay Area Toll Bridges, 1st Lien, Series A, FGIC-Insured, Call 1/1/28 @ 100, 5.000% due 7/1/29 (d)	15,924,600
4,000,000	Rand Corp. Project, Series A, AMBAC-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/32 (d)	4,319,400
2,605,000	California State Department of Water Resources, Central Valley Project Revenue, Water System, Series S, Call 12/1/07 @ 101, 5.000% due 12/1/19 (d)	2,639,178
5,000,000	California State Public Works Board, Lease Revenue, Department of Health Services, Series A, MBIA-Insured, Call 11/1/09 @ 101, 5.750% due 11/1/24 (d)	5,273,500
2,000,000	California State University Foundation Revenue, Monterey Bay, MBIA-Insured, Call 6/1/11 @ 100, 5.350% due 6/1/31 (d)	2,123,460
	Castaic Lake Water Agency California Revenue, COP, Water System Improvement Project, AMBAC-Insured, Call 8/1/09 @ 101:
7,270,000	5.250% due 8/1/19 (d)	7,564,871
7,615,000	5.125% due 8/1/30 (d)	7,906,502
8,400,000	East Bay, CA, Municipal Utility, District Water Systems Revenue, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/26 (d)	8,816,472
3,680,000	Fontana, CA, COP, AMBAC-Insured, Call 9/1/08 @ 101, 5.000% due 9/1/21 (d)	3,742,634
20,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (d)(e)	22,981,600
3,000,000	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor Refinancing Project, Series A, AMBAC-Insured, Call 5/1/09 @ 101, 5.250% due 5/1/24 (d)	3,109,950
	Los Angeles County, CA, Public Works Financing Authority Revenue:
4,185,000	Regional Park & Open, Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19 (d)	4,230,868
2,315,000	Series A, Call 10/1/07 @ 101, 5.000% due 10/1/19 (d)	2,340,465
14,230,000	Los Angeles, CA, USD, Series E, MBIA-Insured, Call 7/1/12 @ 100, 5.125% due 7/1/22 (d)	15,156,088
	Metropolitan Water District Southern California Waterworks Revenue, Series A, Call 1/1/08 @ 101:
1,000,000	5.000% due 7/1/18 (d)	1,014,340
5,540,000	5.000% due 7/1/26 (d)	5,620,330
4,785,000	5.000% due 7/1/26 (d)	4,854,382
2,825,000	5.000% due 7/1/26 (d)	2,865,511
4,000,000	Moreno Valley, CA, GO, USD, Election 2004, Series A, FSA-Insured, Call 8/1/14 @ 100, 5.000% due 8/1/25 (d)	4,306,640

See Notes to Financial Statements.

8         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Pre-Refunded — 28.1% (continued)
$750,000	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Call 7/1/08 @ 100, 5.000% due 7/1/09 (d)	$757,635
4,720,000	Pasadena, CA, GO, USD, Series A, FGIC-Insured, Call 5/1/08 @ 101, 5.000% due 5/1/20 (d)	4,810,813
6,575,000	Placer County, CA, Water Agency Revenue COP, Capital Improvement Projects, AMBAC-Insured, Call 7/1/09 @ 101, 5.500% due 7/1/29 (d)	6,861,801
2,500,000	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project, Series AA, FSA-Insured, Call 5/1/09 @ 101, 5.000% due 5/1/29 (d)	2,581,675
	Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	Call 6/1/10 @ 101, 5.625% due 6/1/30 (d)	2,124,900
	Series A, AMBAC-Insured, Call 6/1/11 @ 100:
5,070,000	5.500% due 12/1/20 (d)	5,409,335
6,300,000	5.500% due 12/1/21 (d)	6,721,659
1,600,000	Solid Waste & Redevelopment Project, Call 12/1/09 @ 102, 5.875% due 12/1/29 (d)	1,709,216
9,780,000	San Francisco Bay Area Transit Financing Authority, AMBAC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28 (d)	9,990,857
4,000,000	Tahoe-Truckee, CA, GO, USD, Improvement District No. 1, Series A, FGIC-Insured, Call 8/1/09 @ 101, 5.750% due 8/1/20 (d)	4,198,760
4,350,000	Vallejo, CA, Parity Revenue, Refunding, Water Improvement Project, Series A, FSA-Insured, Call 5/1/09 @ 102, 5.250% due 5/1/29 (d)	4,550,448
5,000,000	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24 (d)	5,449,050

	Total Pre-Refunded	216,855,854

Public Facilities — 3.4%
3,000,000	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, Series B, FGIC-Insured, 5.000% due 5/1/31	3,067,500
2,180,000	City of Santa Rosa, CA, Building Acquisition Project, AMBAC-Insured, 5.125% due 7/1/37	2,228,309
	Folsom Public Financing Authority, Special Tax Revenue, Series A, AMBAC-Insured:
2,240,000	5.000% due 9/1/21	2,334,797
1,135,000	5.000% due 9/1/22	1,177,472
1,845,000	5.000% due 9/1/23	1,906,549
2,000,000	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC-Insured, 5.125% due 12/1/31	2,053,960
4,500,000	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, Series A, MBIA-Insured, 5.500% due 11/1/29	4,782,285
8,620,000	Truckee-Donner, CA, Recreation & Park District, COP, Community Center Project, AMBAC-Insured, 5.000% due 9/1/37	8,667,065

	Total Public Facilities	26,217,937

Tax Allocation — 7.8%
2,000,000	Anaheim, CA, Public Financing Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,056,840
6,485,000	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, Series A, MBIA-Insured, 5.125% due 8/1/31	6,609,901

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         9

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Tax Allocation — 7.8% (continued)
$6,500,000	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC-Insured, 5.125% due 9/1/32	$6,647,355
2,300,000	Poway, CA, RDA, Tax Allocation Revenue, MBIA-Insured, 5.000% due 6/15/30	2,322,862
7,500,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, Series A, 5.250% due 8/1/57	7,597,875
	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project:
2,500,000	FSA-Insured, Refunding, 5.250% due 9/1/20	2,584,700
	MBIA-Insured:
2,445,000	5.250% due 9/1/16	2,470,722
1,000,000	5.250% due 9/1/26	1,010,520
4,390,000	Roseville, CA, Redevelopment Agency Tax Allocation, Roseville Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 9/1/38	4,443,865
	South Tahoe, CA, Joint Powers Financing Authority Lease Revenue, Refunding, South Tahoe Redevelopment Project, Series 1-A, AMBAC-Insured:
3,830,000	5.000% due 10/1/32	3,878,258
5,000,000	5.000% due 10/1/37	5,027,350
	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA-Insured:
4,635,000	5.000% due 9/1/30	4,678,430
4,305,000	5.000% due 9/1/36	4,342,195
	Whittier, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured:
2,695,000	5.000% due 11/1/30	2,733,431
3,365,000	5.000% due 11/1/38	3,396,833

	Total Tax Allocation	59,801,137

Tobacco — 2.0%
5,250,000	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	5,314,522
10,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Refunding, Enhanced Asset Backed, Series A, FGIC-Insured, 5.000% due 6/1/38	10,107,900

	Total Tobacco	15,422,422

Transportation — 0.9%
1,250,000	Fresno, CA, Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,309,988
5,500,000	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC-Insured, 5.000% due 7/1/28	5,584,425

	Total Transportation	6,894,413

Utilities — 1.0%
1,820,000	Castaic Lake, CA, Water Agency Revenue, COP, Series C, MBIA-Insured, 5.000% due 8/1/36	1,842,095
	Los Angeles, CA, Department of Water & Power, Waterworks System Revenue, Subseries A-1, AMBAC-Insured:
2,650,000	5.000% due 7/1/26	2,749,825
3,000,000	5.000% due 7/1/32	3,084,240
360,000	Northern California Power Agency Public Power Revenue, Geothermal Project No. 3, Series A, Unrefunded Balance, 5.000% due 7/1/09	361,451

	Total Utilities	8,037,611

See Notes to Financial Statements.

10         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Water & Sewer — 10.3%
	California State Department of Water Resources, Central Valley Project Revenue Water System:
$2,395,000	Series S, Unrefunded Balance, 5.000% due 12/1/19	$2,424,506
11,000,000	Series U, 5.000% due 12/1/29	11,117,480
7,595,000	Clovis, CA, Public Financing Authority, Wastewater Revenue, AMBAC-Insured, 4.500% due 8/1/38	7,102,084
6,000,000	Clovis, CA, Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,172,440
4,000,000	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	4,087,280
	Eastern Municipal Water District, COP, Water & Sewer Revenue:
1,000,000	FGIC-Insured, 6.750% due 7/1/12	1,095,630
7,900,000	MBIA-Insured, 5.000% due 7/1/32	8,023,398
1,900,000	El Centro, CA, Financing Authority Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	1,939,216
1,720,000	Lodi, CA, Wastewater Systems Revenue, COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,773,647
	Metropolitan Water District, Southern California Waterworks Revenue:
12,900,000	Series A, 4.750% due 7/1/22	13,038,288
10,000,000	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,268,100
1,925,000	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA-Insured, 5.125% due 6/1/21	1,996,187
300,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	339,051
6,875,000	San Diego, CA, PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	6,881,394
2,820,000	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,884,465

	Total Water & Sewer	79,143,166

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $708,255,395)	762,773,406

SHORT-TERM INVESTMENT — 0.0%
Industrial Development — 0.0%
100,000	California Infrastructure & Economic Development Bank Industrial Revenue, Rand Corp., Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.910%, 9/4/07 (f) (Cost — $100,000)	100,000

	TOTAL INVESTMENTS — 99.0% (Cost — $708,355,395#)	762,873,406
	Other Assets in Excess of Liabilities — 1.0%	7,542,790

	TOTAL NET ASSETS — 100.0%	$770,416,196

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         11

Schedule of Investments (August 31, 2007) (unaudited) (continued)

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is segregated for open futures contracts.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation
PCFA	— Pollution Control Finance Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SPA	— Standby Bond Purchase Agreement
UGRIC	— United Guaranty Residential Insurance Company
USD	— Unified School District

Ratings Table† (August 31, 2007) (unaudited)

S&P/Moody’s‡
AAA/Aaa	81.6%
AA/Aa	8.9
A	3.5
BBB/Baa	3.4
BB/Ba	0.8
A-1/VMIG1	0.1
NR	1.7

100.0%

†	As a Percent of Total Investments.

‡	S&P primary rating; Moody’s secondary.

See pages 13 and 14 for definition of ratings.

See Notes to Financial Statements.

12         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC

and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—Bondsrated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         13

Bond Ratings (unaudited) (continued)

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

14         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (August 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $708,355,395)	$762,873,406
Cash	80,238
Interest receivable	8,403,406
Receivable for Fund shares sold	787,037
Receivable for securities sold	400,000
Receivable from broker — variation margin on open futures contracts	64,844
Prepaid expenses	62,657

Total Assets	772,671,588

LIABILITIES:
Distributions payable	1,138,484
Payable for Fund shares repurchased	589,385
Investment management fee payable	311,463
Distribution fees payable	138,001
Trustees’ fees payable	23,551
Deferred compensation payable	10,750
Accrued expenses	43,758

Total Liabilities	2,255,392

Total Net Assets	$770,416,196

NET ASSETS:
Par value (Note 6)	$473
Paid-in capital in excess of par value	737,841,542
Undistributed net investment income	590,036
Accumulated net realized loss on investments and futures contracts	(22,577,462)
Net unrealized appreciation on investments and futures contracts	54,561,607

Total Net Assets	$770,416,196

Shares Outstanding:
Class A	41,764,563

Class B	2,258,383

Class C	3,288,945

Class I	24,984

Net Asset Value:
Class A (and redemption price)	$16.28

Class B *	$16.25

Class C *	$16.24

Class I	$16.28

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.00

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         15

Statement of Operations (For the six months ended August 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$20,125,750

EXPENSES:
Investment management fee (Note 2)	1,947,090
Distribution fees (Notes 2 and 4)	843,978
Transfer agent fees (Note 4)	36,648
Registration fees	33,399
Legal fees	31,176
Shareholder reports (Note 4)	27,500
Audit and tax	18,350
Trustees’ fees	7,144
Custody fees	6,684
Insurance	6,192
Miscellaneous expenses	4,808

Total Expenses	2,962,969
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,905)

Net Expenses	2,939,064

Net Investment Income	17,186,686

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	2,388,912
Futures contracts	5,546,082

Net Realized Gain	7,934,994

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(23,692,471)
Futures contracts	21,990

Change in Net Unrealized Appreciation/Depreciation	(23,670,481)

Net Loss on Investments and Futures Contracts	(15,735,487)

Increase in Net Assets From Operations	$1,451,199

See Notes to Financial Statements.

16         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended August 31, 2007 (unaudited) and the year ended February 28, 2007

	August 31	February 28
OPERATIONS:
Net investment income	$17,186,686	$34,125,991
Net realized gain	7,934,994	20,249,334
Change in net unrealized appreciation/depreciation	(23,670,481)	(7,077,589)

Increase in Net Assets From Operations	1,451,199	47,297,736

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(17,042,467)	(33,902,298)

Decrease in Net Assets From Distributions to Shareholders	(17,042,467)	(33,902,298)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	36,422,771	101,167,364
Reinvestment of distributions	9,244,733	17,628,158
Cost of shares repurchased	(56,531,200)	(138,146,842)
Net assets of shares issued in connection with merger (Note 7)	6,729,098	—

Decrease in Net Assets From Fund Share Transactions	(4,134,598)	(19,351,320)

Decrease in Net Assets	(19,725,866)	(5,955,882)
NET ASSETS:
Beginning of period	790,142,062	796,097,944

End of period*	$770,416,196	$790,142,062

* Includes undistributed net investment income of:	$590,036	$445,817

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         17

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares(1)	2007(2)		2007†		2006†	2005†	2004(3)†	2003†
Net Asset Value, Beginning of Period	$16.60		$16.32		$16.52	$16.92	$16.76	$16.93

Income (Loss) From Operations:
Net investment income	0.36		0.73		0.71	0.72	0.75	0.77
Net realized and unrealized gain (loss)	(0.32)		0.27		(0.21)	(0.39)	0.15	(0.17)

Total Income From Operations	0.04		1.00		0.50	0.33	0.90	0.60

Less Distributions From:
Net investment income	(0.36)		(0.72)		(0.70)	(0.73)	(0.74)	(0.77)

Total Distributions	(0.36)		(0.72)		(0.70)	(0.73)	(0.74)	(0.77)

Net Asset Value, End of Period	$16.28		$16.60		$16.32	$16.52	$16.92	$16.76

Total Return(4)	0.25%		6.27%		3.11%	2.03%	5.48%	3.59%

Net Assets, End of Period (millions)	$680		$689		$669	$697	$720	$734

Ratios to Average Net Assets:
Gross expenses	0.68	%(5)	0.69	%(6)	0.70%	0.69%	0.68%	0.70%
Net expenses	0.68	(5)(7)(8)	0.69	(6)(7)	0.70 (7)	0.69 (7)	0.68	0.70
Net investment income	4.42	(5)	4.41		4.33	4.35	4.46	4.58

Portfolio Turnover Rate	19%		16%		8%	3%	14%	12%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.68% until July 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

18         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares(1)	2007(2)		2007†		2006†	2005†	2004(3)†	2003†
Net Asset Value, Beginning of Period	$16.58		$16.30		$16.49	$16.90	$16.74	$16.92

Income (Loss) From Operations:
Net investment income	0.32		0.64		0.62	0.63	0.66	0.68
Net realized and unrealized gain (loss)	(0.33)		0.28		(0.20)	(0.40)	0.15	(0.18)

Total Income (Loss) From Operations	(0.01)		0.92		0.42	0.23	0.81	0.50

Less Distributions From:
Net investment income	(0.32)		(0.64)		(0.61)	(0.64)	(0.65)	(0.68)

Total Distributions	(0.32)		(0.64)		(0.61)	(0.64)	(0.65)	(0.68)

Net Asset Value, End of Period	$16.25		$16.58		$16.30	$16.49	$16.90	$16.74

Total Return(4)	(0.08)%		5.74%		2.63%	1.44%	4.94%	3.02%

Net Assets, End of Period (millions)	$37		$46		$72	$101	$134	$157

Ratios to Average Net Assets:
Gross expenses	1.22	%(5)	1.20	%(6)	1.23%	1.22%	1.20%	1.22%
Net expenses	1.21	(5)(7)(8)	1.19	(6)(7)	1.23 (7)	1.22 (7)	1.20	1.22
Net investment income	3.88	(5)	3.91		3.79	3.82	3.94	4.06

Portfolio Turnover Rate	19%		16%		8%	3%	14%	12%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.18%, respectively.

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.21% until July 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         19

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)	2007(2)		2007†		2006†	2005†	2004(3)†	2003†
Net Asset Value, Beginning of Period	$16.56		$16.28		$16.48	$16.88	$16.72	$16.90

Income (Loss) From Operations:
Net investment income	0.32		0.63		0.62	0.63	0.65	0.68
Net realized and unrealized gain (loss)	(0.33)		0.28		(0.21)	(0.39)	0.15	(0.19)

Total Income (Loss) From Operations	(0.01)		0.91		0.41	0.24	0.80	0.49

Less Distributions From:
Net investment income	(0.31)		(0.63)		(0.61)	(0.64)	(0.64)	(0.67)

Total Distributions	(0.31)		(0.63)		(0.61)	(0.64)	(0.64)	(0.67)

Net Asset Value, End of Period	$16.24		$16.56		$16.28	$16.48	$16.88	$16.72

Total Return(4)	(0.03)%		5.69%		2.54%	1.46%	4.91%	2.99%

Net Assets, End of Period (millions)	$53		$55		$55	$59	$60	$62

Ratios to Average Net Assets:
Gross expenses	1.24	%(5)	1.25	%(6)	1.26%	1.26%	1.24%	1.26%
Net expenses	1.24	(5)	1.24	(6)(7)	1.26 (7)	1.25 (7)	1.24	1.26
Net investment income	3.86	(5)	3.86		3.77	3.79	3.90	4.01

Portfolio Turnover Rate	19%		16%		8%	3%	14%	12%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.23% and 1.22%, respectively.

(7)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

20         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares(1)	2007(2)
Net Asset Value, Beginning of Period	$16.61

Income (Loss) From Operations:
Net investment income	0.31
Net realized and unrealized loss	(0.27)

Total Income From Operations	0.04

Less Distributions From:
Net investment income	(0.37)

Total Distributions	(0.37)

Net Asset Value, End of Period	$16.28

Total Return(3)	0.23%

Net Assets, End of Period (000s)	$407

Ratios to Average Net Assets:
Gross expenses(4)	0.76%
Net expenses(4)(5)(6)	0.55
Net investment income(4)	4.57

Portfolio Turnover Rate	19%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period March 2, 2007 (inception date) to August 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)

As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.55% until July 1, 2008.

See Notes to Financial Statements.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland corporation, registered under the 1940 Act, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

22         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

Effective at the close of business on March 2, 2007, management contractually agreed to waive fees and/or reimburse expenses (other than interest, brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.68% for Class A, 1.21% for Class B and 0.55% for Class I until July 1, 2008.

During the six months ended August 31, 2007, LMPFA waived a portion of its investment management fee in the amount of $23,905.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2007, LMIS and its affiliates received sales charges of approximately $23,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$7,000	$18,000	$1,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2007, the Fund had accrued $10,750 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

24         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$151,712,411

Sales	145,654,655

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,607,212
Gross unrealized depreciation	(6,089,201)

Net unrealized appreciation	$54,518,011

At August 31, 2007, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury 10-Year Notes	166	12/07	$18,145,377	$18,101,781	$43,596

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$521,387	$28,658	$20,150
Class B	132,305	5,941	4,894
Class C	190,286	1,994	2,428
Class I*	—	55	28

Total	$843,978	$36,648	$27,500

*	For the period March 2, 2007 (inception date) to August 31, 2007.

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Net Investment Income
Class A	$15,220,953	$29,557,660
Class B	781,740	2,244,433
Class C	1,038,140	2,100,205
Class I*	1,634	—

Total	$17,042,467	$33,902,298

*	For the period March 2, 2007 (inception date) to August 31, 2007.

6.	Shares of Beneficial Interest

At August 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2007		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,962,719	$32,320,468	5,677,166	$93,637,684
Shares issued on reinvestment	497,730	8,174,897	923,123	15,214,537
Shares repurchased	(2,594,653)	(42,552,724)	(6,097,697)	(100,384,258)
Shares issued with merger	391,638	6,506,554	—	—

Net Increase	257,434	$4,449,195	502,592	$8,467,963

Class B
Shares sold	34,007	$559,639	117,378	$1,925,722
Shares issued on reinvestment	26,150	428,871	70,195	1,154,275
Shares repurchased	(600,727)	(9,884,632)	(1,787,982)	(29,383,102)
Shares issued with merger	8,023	133,089	—	—

Net Decrease	(532,547)	$(8,763,033)	(1,600,409)	$(26,303,105)

Class C
Shares sold	191,258	$3,137,607	340,807	$5,603,958
Shares issued on reinvestment	39,009	639,179	76,614	1,259,346
Shares repurchased	(249,717)	(4,093,769)	(510,148)	(8,379,482)
Shares issued with merger	5,262	87,189	—	—

Net Decrease	(14,188)	$(229,794)	(92,727)	$(1,516,178)

26         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended August 31, 2007		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Class I*
Shares sold	24,743	$405,057	—	—
Shares issued on reinvestment	110	1,786	—	—
Shares repurchased	(5)	(75)	—	—
Shares issued with merger	136	2,266	—	—

Net Increase	24,984	$409,034	—	—

*	For the period March 2, 2007 (inception date) to August 31, 2007.

7.	Transfer of Net Assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners California Tax Free Bond Fund, pursuant to a plan of reorganization approved by Legg Mason Partners California Tax Free Bond Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners California Tax Free Bond Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Legg Mason Partners California Tax Free Bond Fund	Total Net Assets of the Fund
Legg Mason Partners California Tax Free Bond Fund	405,059	$6,729,098	$790,896,597

The total net assets of the Legg Mason Partners California Tax Free Bond Fund before acquisition included unrealized appreciation of $170,971 and accumulated net realized loss of $711,496. Total net assets of the Fund immediately after the transfer were $797,625,695. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital Loss Carryforward

As of February 28, 2007, the Fund had a net capital loss carrryforward of approximately $31,037,588, of which $3,480,217 expires in 2011, $26,139,468 expires in 2013 and $1,417,903 expires in 2014. These amounts will be available to offset any future taxable gains.

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

28         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

11.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

30         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM

Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities.

32         Legg Mason Partners California Municipals Fund 2007 Semi-Annual Report

Legg Mason Partners California Municipals Fund

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners California Municipals Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0434 10/07	SR07-436

Legg Mason Partners California Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. Principal Accountant Fees and Services

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007